Financial instruments risk management (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 12,483	₪ 22,883
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	17,418	20,323
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ (4,935)	₪ 2,560